Property and equipment, net - Schedule of property and equipment, net (Details)	Dec. 31, 2023 CNY (¥)	Dec. 31, 2023 USD ($)	Dec. 31, 2022 CNY (¥)
Property and equipment, net
Gross carrying amount	¥ 123,615,686		¥ 129,306,169
Less: accumulated depreciation	(109,807,780)		(112,318,279)
Property and equipment, net	13,807,906	$ 1,944,803	16,987,890
Computer and transmission equipment
Property and equipment, net
Gross carrying amount	91,370,278		96,802,675
Leasehold improvements
Property and equipment, net
Gross carrying amount	27,052,770		26,155,889
Furniture and office equipment
Property and equipment, net
Gross carrying amount	4,782,438		5,937,405
Motor vehicles
Property and equipment, net
Gross carrying amount	¥ 410,200		¥ 410,200